Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the “Company”)

200 West Street

New York, NY 10282

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Goldman Sachs Mortgage Company, and Goldman Sachs & Co. LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to Commercial Mortgage Pass-Through Certificates, Series 2018-3PCK (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by multiple properties, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to September 9, 2018.
•	The following Microsoft Excel (“Excel”) file was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date shall be herein referred to as the “Final Data File”:
o	GSMS -3PCK Draft Comfort Tape 9.6.18 v1.xlsx
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us, in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	The phrase “Calculation,” as used hereinafter, refers to a computation using the Specified Attributes included in the Final Data File.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Bloomberg” refers to the Bloomberg data platform used to reference the LIBOR cap counterparty rating.
•	The phrase “Cap Confirmation” refers to the signed interest rate cap agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements, indicating the sources and uses of dispersed funds.
•	The phrase “Engineering Report” refers to the signed property condition assessment document.

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•	The phrase “Environmental Report” refers to the signed phase I and phase II (if applicable) environmental documents.
•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
•	The phrase “Ground Lease” refers to the signed ground lease agreement, and/or any assumptions or riders thereof.
•	The phrase “Guaranty Agreement” refers to the signed guaranty agreement, and/or any riders thereof.
•	The phrase “Insurance Summary” refers to the certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Promissory Note” refers to the signed promissory note, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Management Agreement” refers to the signed management agreement, assignment of management agreement, and/or any riders thereof.
•	The phrase “Rent Roll” refers to the rent roll document included in the Loan File.
•	The phrase “Seismic Report” refers to a signed seismic assessment document included in the Loan File.
•	The phrase “Subordinate Loan Documents” refers to the junior lien loan agreement, junior lien mortgage note, or any other document related to the loan’s subordinate debt included in the Loan File.
•	The phrase “Title Policy” refers to the signed title policy.
•	The phrase “Trepp” refers to the website www.trepp.com, which was referenced for information relating to prior securitizations.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

From August 22, 2018 through September 7, 2018, the Company provided us with the Source Documents related to the Underlying Collateral for which we compared and agreed the Specified Attributes set forth in the Final Data File to the corresponding Source Documents, and found them to be in agreement. For the purpose of our procedures any differences within the defined tolerance level (if any) listed in Exhibit A are considered to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding sources. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards

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established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;
ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

September 7, 2018

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Commercial Mortgage Pass-Through Certificates, Series 2018-3PCK

Exhibits

Exhibit A - Loan File Review Procedures

Exhibit B - Specified Attributes Provided by the Company (not subject to procedures)

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Commercial Mortgage Pass-Through Certificates, Series 2018-3PCK Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Logic or formula	Tolerance Levels
1	Number of Properties	Appraisal Report	The number of properties, as stated in the Appraisal Report.	None
2	Originator	Loan Agreement	The originator, as stated in the Loan Agreement.	None
3	Originator Entity Type	Loan Agreement	The originator entity type, as stated in the Loan Agreement.	None
4	Mortgage Loan Seller	Loan Agreement	The mortgage loan seller, as stated in the Loan Agreement.	None
5	Address	Appraisal Report	The address, as stated in the Appraisal Report.	None
6	City	Appraisal Report	The city, as stated in the Appraisal Report.	None
7	State	Appraisal Report	The state, as stated in the Appraisal Report.	None
8	County	Appraisal Report	The county, as stated in the Appraisal Report.	None
9	Zip Code	Appraisal Report	The zip code, as stated in the Appraisal Report.	None
10	General Property Type	Appraisal Report	The property type, as stated in the Appraisal Report.	None
11	Detailed Property Type	Appraisal Report	The property sub-type, as stated in the Appraisal Report.	None
12	Year Built	Appraisal Report	The year built, as stated in the Appraisal Report.	None
13	Year Renovated	Appraisal Report, Engineering Report	The year renovated, as stated in the Appraisal Report.	None
14	Square Feet	Rent Roll	The total square feet, as stated in the Rent Roll.	None
15	Unit Description	Rent Roll	Unit description, as stated in the Rent Roll	None
16	Loan Per SF ($)	Calculation	Computation in which the respective loan's Original Balance ($) was divided by the Square Feet.	None
17	Original Balance ($)	Loan Agreement	The original loan amount, as defined in the Loan Agreement.	None
18	Cut-off Date Balance ($)	Calculation	The loan is interest only, the value has been set equal to Original Balance ($).	None
19	Allocated Loan Amount ($)	Loan Agreement	The Allocated Loan Amount, as stated in the Loan Agreement.	None
20	% of Initial Pool Balance	Calculation	Computations in which respective property's Allocated Loan Amount ($) was divided by the total for the loan.	0.01%
21	Pari Passu Split (Y/N)	Loan Agreement	“Yes”, if the loan is pari passu. Otherwise, “No”.	None
22	Mortgage Loan Rate (%)	Calculation	Computation in which the Assumed LIBOR and the Margin were summed.	None
23	Trust Interest Rate (At LIBOR Cap)	Calculation	Computation in which the LIBOR Strike Cap and the Margin were summed.	None
24	Administrative Fee Rate (%)	Fee Schedule	The Admin Fee, as stated in the Fee Schedule	None
25	Margin	Loan Agreement	The margin, as stated in the Loan Agreement.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-3PCK Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Logic or formula	Tolerance Levels
26	Mortgage Loan Index	Loan Agreement	The loan index, as stated in the Loan Agreement.	None
27	Float Rate Change Frequency (Mos)	Loan Agreement	The float rate change frequency, as stated in the Loan Agreement.	None
28	LIBOR Floor	Loan Agreement	Rate floor as presented in the Loan Agreement; or “NAP” if not presented in the Loan Agreement.	None
29	LIBOR Strike Cap	Cap Confirmation	The LIBOR strike rate, as stated in the Cap Confirmation.	None
30	LIBOR Cap After Extension	Loan Agreement	The LIBOR cap after extension, as stated in the Loan Agreement.	None
31	LIBOR Cap Expiration	Cap Confirmation	The LIBOR cap expiration date, as stated in the Cap Confirmation.	None
32	LIBOR Cap Counterparty	Cap Confirmation	The LIBOR cap counterparty, as stated in the Cap Confirmation.	None
33	LIBOR cap Counterparty rating (S&P / MIS / FITCH)	Bloomberg	The LIBOR cap counterparty rating, as stated on Bloomberg.	None
34	Trust Annual Debt Service at LIBOR Cap	Calculation	Computation in which the Original Balance ($) was multiplied by the Trust Interest Rate (At LIBOR Cap), and then multiplied by the Interest Accrual Method.	None
35	Trust NCF DSCR at LIBOR cap	Calculation	Computation in which the respective loan's Underwritten Net Cash Flow ($) was divided by the corresponding Trust Annual Debt Service at LIBOR Cap.	0.01x
36	LIBOR Rounding Methodology	Loan Agreement	The LIBOR rounding methodology, as stated in the Loan Agreement.	None
37	LIBOR Lookback Days	Loan Agreement	The LIBOR lookback days, as stated in the Loan Agreement.	None
38	Extension Options (Yes/No)	Loan Agreement	“Yes”, if there are extension options, as stated in the Loan Agreement. “No”, if there are no extension options.	None
39	Extension Options (num/mos)	Loan Agreement	The number of extension options and the corresponding number of months, as stated in the Loan Agreement.	None
40	Extension Spread Increase Description	Loan Agreement	The extension spread increase, as stated in the Loan Agreement.	None
41	First Extension Fee	Loan Agreement	The fee associated with the first extension option. 0% if no fee is required, as stated in the Loan Agreement.	None
42	Second Extension Fee	Loan Agreement	The fee associated with the second extension option. 0% if no fee is required, as stated in the Loan Agreement.	None
43	Third Extension Fee	Loan Agreement	The fee associated with the third extension option. 0% if no fee is required, as stated in the Loan Agreement.	None
44	Fully Extended Original Term	Loan Agreement	Computation in which the number of monthly payments occurring between, and including, the respective loan's First Due Date and the corresponding Fully Extended Maturity Date were counted.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-3PCK Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Logic or formula	Tolerance Levels
45	Fully Extended Remaining Term	Loan Agreement	Computation in which the Seasoning was subtracted from the Fully Extended Original Term.	None
46	Fully Extended Maturity Date	Loan Agreement	The extended maturity date assuming all Extension Options (num/mos) are exercised, as stated in the Loan Agreement.	None
47	Fully Extended Amortization Term	Loan Agreement	The extended amortization term assuming all Extension Options (num/mos) are exercised, as stated in the Loan Agreement.	None
48	Trust Monthly Payment	Calculation	Computation in which the Original Balance ($) was multiplied by the Mortgage Loan Rate (%), and then multiplied by the Interest Accrual Method, and divided by 12.	None
49	Trust Annual Debt Service	Calculation	Computation in which the Trust Monthly Payment was multiplied by 12.	None
50	Interest Accrual Method	Loan Agreement	The interest calculation method, as stated in the Loan Agreement.	None
51	Interest Accrual Period	Loan Agreement	The accrual start date and end date, as stated in the Loan Agreement.	None
52	Origination Date	Loan Agreement	The date as stated on the front page of the Loan Agreement.	None
53	First Due Date	Loan Agreement	The first installment due date, as stated in the Loan Agreement.	None
54	Last IO Due Date	Loan Agreement	The last interest-only due date, as stated in the Loan Agreement.	None
55	First P&I Due Date	Loan Agreement	First principal and interest payment date, as stated in the Loan Agreement.	None
56	Due Date	Loan Agreement	The payment date, as stated in the Loan Agreement.	None
57	Grace Period- Late Fee	Loan Agreement	The number of grace period days prior to a late fee, as stated in the Loan Agreement. “0” if there is no grace period.	None
58	Grace Period- Default	Loan Agreement	The number of grace period days prior to a default, as stated in the Loan Agreement. “0” if there is no grace period.	None
59	Amortization Type	Loan Agreement	“Amortizing”, when the Original Interest-Only Period (Mos.) is equal to zero; or “Interest Only”, when the Original Interest-Only Period (Mos.) is equal to the Original Term To Maturity (Mos.); or “Interest Only, Then Amortizing”, when the Original Interest-Only Period (Mos.) is greater than zero and less than the Original Term To Maturity (Mos.).	None
60	Original Interest-Only Period (Mos.)	Calculation	Computation in which the number of payments between, and including, the First Due Date and the Last IO Due Date, were counted.	None
61	Remaining Interest-Only Period (Mos.)	Calculation	Computation in which the Seasoning was subtracted from Original Interest-Only Period (Mos.).	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-3PCK Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Logic or formula	Tolerance Levels
62	Original Term To Maturity (Mos.)	Calculation	Computation in which the number of payments between, and including, the First Due Date and Maturity Date were counted.	None
63	Remaining Term To Maturity (Mos.)	Calculation	Computation in which the Seasoning was subtracted from the Original Term to Maturity (Mos.).	None
64	Original Amortization Term (Mos.)	Calculation	The Loan is interest only, the value has been set to 0.	None
65	Remaining Amortization Term (Mos.)	Calculation	The Loan is interest only, the value has been set to 0.	None
66	Seasoning	Calculation	Computation in which the number of monthly payments occurring between, and including, the First Due Date and the Cut-off Date, were counted.	None
67	Maturity Date	Loan Agreement	The maturity date, as stated in the Loan Agreement.	None
68	Balloon Balance ($)	Loan Agreement	The loan is interest only, the value has been set equal to the Original Balance ($).	None
69	Lockbox	Loan Agreement	The type of lockbox, as stated in the Loan Agreement.	None
70	Cash Management	Loan Agreement	The type of cash management, as stated in the Loan Agreement.	None
71	Cash Management Triggers	Loan Agreement	The cash management triggers, as stated in the Loan Agreement.	None
72	DSCR at Trigger Level	Calculation, Loan Agreement	The DSCR at trigger level, as calculated using the Trigger Level definition stated in the Loan Agreement.	0.01x
73	Cross-Collateralized (Y/N)	Loan Agreement	“Yes”, if the loan is cross-collateralized. Otherwise, “No”.	None
74	Crossed Group	Loan Agreement	NAP if the loan is not cross-collateralized.	None
75	Lockout Period	Loan Agreement	The lockout period, as stated in the Loan Agreement. If there is no lockout period, then “0”.	None
76	Lockout Expiration Date	Loan Agreement	The lockout period expiration date, as stated in the Loan Agreement. If there is no Lockout Period, then leave blank.	None
77	Prepayment Begin Date	Loan Agreement	The prepayment begin date, as stated in the Loan Agreement.	None
78	Prepayment End Date	Loan Agreement	Computation in which one day is subtracted from the Open Period Begin Date.	None
79	Open Period Begin Date	Loan Agreement	The open period begin date, as stated in the Loan Agreement.	None
80	Open Period (Payments)	Loan Agreement	Computation in which the payment between, and including, the Open Period Begin Date and the Maturity Date, were counted.	None
81	Prepayment Type	Loan Agreement	Prepayment type, as stated in the Loan Agreement.	None
82	Prepayment Provision	Calculation, Loan Agreement	Computation in which the number of monthly payments during the spread maintenance period, as stated in the Loan Agreement, and the Open Period (Payments), were counted.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-3PCK Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Logic or formula	Tolerance Levels
83	Partially Prepayable without Penalty	Loan Agreement	“Yes”, if partially prepayable without penalty, as stated in the Loan Agreement. “No”, if the Loan is not partially prepayable without penalty.	None
84	Partially Prepayable without Penalty Description	Loan Agreement	Partially prepayable without penalty description, as stated in the Loan Agreement. “NAP”, if Partially Prepayable without Penalty is No.	None
85	Partial Collateral Release Description	Loan Agreement	Description of the release of provisions, as stated in the Loan Agreement.	None
86	Yield Maintenance Index	Loan Agreement	The yield maintenance index, as stated in the Loan Agreement. “NAP” if the loan is spread maintenance.	None
87	Yield Maintenance Discount	Loan Agreement	The yield maintenance discount, as stated in the Loan Agreement. “NAP” if the loan is spread maintenance.	None
88	Yield Maintenance Margin	Loan Agreement	The yield maintenance margin, as stated in the Loan Agreement. “NAP” if the loan is spread maintenance.	None
89	Yield Maintenance Calculation Method	Loan Agreement	The yield maintenance calculation method, as stated in the Loan Agreement. “NAP” if the loan is spread maintenance.	None
90	Day of Month Prepayment Permitted	Loan Agreement	The day of month prepayment permitted, as stated in the Loan Agreement.	None
91	Due on Sale	Loan Agreement	“Yes”, if the loan is due on sale, as stated in the Loan Agreement. Otherwise, “No”.	None
92	Due on Encumbrance	Loan Agreement	“Yes”, if the loan is due on encumbrance, as stated in the Loan Agreement. Otherwise, “No”.	None
93	Other Subordinate Debt Balance	Subordinate Loan Documents	The subordinate debt balance, as stated in the Subordinate Loan Document. $0 if there is no subordinate debt.	None
94	Other Subordinate Debt Type	Subordinate Loan Documents	Other subordinate debt type, as stated in the Subordinate Loan Document. “NAP”, if there is no subordinate debt.	None
95	Future Debt Allowed?	Loan Agreement	“Yes”, if future debt is allowed, as stated in the Loan Agreement. Otherwise, “No”.	None
96	Mortgage Assumable?	Loan Agreement	“Yes”, if the mortgage is assumable, as stated in the Loan Agreement. Otherwise, “No”.	None
97	Assumption Fee	Loan Agreement	The transfer fee, as stated in the Loan Agreement.	None
98	Appraiser Designation	Appraisal Report	The appraiser designation, as stated in the Appraisal Report.	None
99	Appraisal FIRREA (Y/N)	Appraisal Report	“Yes” when the Appraisal Report included FIRREA compliance; or “No” when the Appraisal Report did not include FIRREA compliance.	None
100	Appraisal Date	Appraisal Report	The date stated in the Appraisal Report referring to the Appraised Value ($).	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-3PCK Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Logic or formula	Tolerance Levels
101	Appraised Value ($)	Appraisal Report	The property value stated in the Appraisal Report defined as the Market Value As Is.	None
102	As-Stabilized Appraisal Date	Appraisal Report	The date stated in the Appraisal Report referring to the Prospective Market Value Upon Stabilization. “NAP” if there is no As-Stabilized Appraisal Date.	None
103	As-Stabilized Appraised Value ($)	Appraisal Report	The property value stated in the Appraisal Report defined as the Prospective Market Value Upon Stabilization. “NAP” if there is no As-Stabilized Appraisal Value.	None
104	Cut-off Date LTV Ratio (%)	Calculation	Computation in which the Cut-off Date Balance ($) was divided by the Appraised Value ($).	0.01%
105	LTV Ratio at Maturity (%)	Calculation	Computation in which the Balloon Balance ($) was divided by the Appraised Value ($).	0.01%
106	Occupancy (%)	Rent Roll	The current occupancy, as stated in the Rent Roll.	None
107	Occupancy Date	Rent Roll	The date, as stated in the Rent Roll.	None
108	Rent Steps Date	Rent Roll	The rent steps date, as stated in the Rent Roll.	None
109	Largest Tenant	Rent Roll	Name of the largest tenant, as stated in the Rent Roll.	None
110	Largest Tenant Sq Ft	Rent Roll	Total square feet of the largest tenant, as stated in the Rent Roll.	None
111	Largest Tenant Lease Expiration	Rent Roll	Lease expiration date of the largest tenant, as stated in the Rent Roll.	None
112	Second Largest Tenant	Rent Roll	Name of the second largest tenant, as stated in the Rent Roll.	None
113	Second Largest Tenant Sq Ft	Rent Roll	Total square feet of the second largest tenant, as stated in the Rent Roll.	None
114	Second Largest Tenant Lease Expiration	Rent Roll	Lease expiration date of the second largest tenant, as stated in the Rent Roll.	None
115	Third Largest Tenant	Rent Roll	Name of the third largest tenant, as stated in the Rent Roll.	None
116	Third Largest Tenant Sq Ft	Rent Roll	Total square feet of the third largest tenant, as stated in the Rent Roll.	None
117	Third Largest Tenant Lease Expiration	Rent Roll	Lease expiration date of the third largest tenant, as stated in the Rent Roll.	None
118	Fourth Largest Tenant	Rent Roll	Name of the fourth largest tenant, as stated in the Rent Roll.	None
119	Fourth Largest Tenant Sq Ft	Rent Roll	Total square feet of the fourth largest tenant, as stated in the Rent Roll.	None
120	Fourth Largest Tenant Lease Expiration	Rent Roll	Lease expiration date of the fourth largest tenant, as stated in the Rent Roll.	None
121	Fifth Largest Tenant	Rent Roll	Name of the fifth largest tenant, as stated in the Rent Roll.	None
122	Fifth Largest Tenant Sq Ft	Rent Roll	Total square feet of the fifth largest tenant, as stated in the Rent Roll.	None
123	Fifth Largest Tenant Lease Expiration	Rent Roll	Lease expiration date of the fifth largest tenant, as stated in the Rent Roll.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-3PCK Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Logic or formula	Tolerance Levels
124	Single Tenant (Y/N)	Rent Roll	“Yes”, if only one tenant occupies the property. “No”, if there is more than one tenant in occupancy.	None
125	Engineering Report Date	Engineering Report	The date of the report, as stated in the Engineering Report.	None
126	Environmental Phase I Report Date	Environmental Report	The date of the phase I report, as stated in the Environmental Report.	None
127	Environmental Phase II	Environmental Report	“No”, if no phase II report was recommended.	None
128	Environmental Phase II Report Date	Environmental Report	“NAP”, if no phase II report was recommended.	None
129	PML or SEL (%)	Seismic Report	If per Engineering Report, a property is in a zone of 3 or greater, then the PML as defined in the Seismic Report. “NAP” if no Seismic Report.	None
130	Seismic Report Date	Seismic Report	If per Engineering Report, a property is in a seismic zone of 3 or greater, then the date on the Seismic Report. “NAP” if no Seismic Report.	None
131	Earthquake Insurance Required	Insurance Summary	“Yes” or “No”, as stated in the Insurance Summary.	None
132	Terrorism Insurance Required	Insurance Summary	“Yes” or “No”, as stated in the Insurance Summary.	None
133	Environmental Insurance Required (Y/N)	Insurance Summary	“Yes” or “No”, as stated in the Insurance Summary.	None
134	Blanket Insurance Policy (Yes/No)	Insurance Summary	“Yes” or “No”, as stated in the Insurance Summary.	None
135	Lien Position	Title Policy	The lien position, as stated in the Title Policy.	None
136	Ownership Interest	Title Policy	The ownership interest, as stated in Schedule A of the Title Policy.	None
137	Condominium Present?	Loan Agreement	“Yes” if there are borrower owned condos, as stated in the Loan Agreement. “No” if no borrower owned condos exist, as stated in the Loan Agreement.	None
138	Ground Lease Y/N	Ground Lease	“Yes” if Ownership Interest is leasehold. “No” if Ownership Interest is fee simple.	None
139	Annual Ground Lease Payment ($)	Ground Lease	The ground lease annual rent, as stated in the Ground Lease.	None
140	Ground Lease Expiration Date	Ground Lease	The ground lease expiration date, as stated in the Ground Lease.	None
141	Ground Lease Extension (Y/N)	Ground Lease	“Yes”, if ground lease extensions exist. “No”, if no ground lease extensions exist.	None
142	# of Ground Lease Extension Options	Ground Lease	The number of ground lease extension options, as stated in the Ground Lease.	None
143	Ground Lease Expiration Date after all Extensions	Ground Lease	The ground lease final expiration date assuming all extension options were exercised, as stated in the Ground Lease.	None
144	2015 EGI Date	Underwriting File	The date of the period ended 2015 cash flows, as stated in the Underwriting File.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-3PCK Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Logic or formula	Tolerance Levels
145	2015 EGI ($)	Underwriting File	The effective gross income for 2015, as stated in the Underwriting File.	1.00
146	2015 Expenses ($)	Underwriting File	The total expenses for 2015, as stated in the Underwriting File.	1.00
147	2015 NOI ($)	Underwriting File	The net operating income for 2015, as stated in the Underwriting File.	1.00
148	2015 NCF ($)	Underwriting File	The net cash flow for 2015, as stated in the Underwriting File.	1.00
149	2016 EGI Date	Underwriting File	The date of the period ended 2016 cash flows, as stated in the Underwriting File.	None
150	2016 EGI ($)	Underwriting File	The effective gross income for 2016, as stated in the Underwriting File.	1.00
151	2016 Expenses ($)	Underwriting File	The total expenses for 2016, as stated in the Underwriting File.	1.00
152	2016 NOI ($)	Underwriting File	The net operating income for 2016, as stated in the Underwriting File.	1.00
153	2016 NCF ($)	Underwriting File	The net cash flow for 2016, as stated in the Underwriting File.	1.00
154	2017 EGI Date	Underwriting File	The date of the period ended 2017 cash flows, as stated in the Underwriting File.	None
155	2017 EGI ($)	Underwriting File	The effective gross income for 2017, as stated in the Underwriting File.	1.00
156	2017 Expenses ($)	Underwriting File	The total expenses for 2017, as stated in the Underwriting File.	1.00
157	2017 NOI ($)	Underwriting File	The net operating income for 2017, as stated in the Underwriting File.	1.00
158	2017 NCF ($)	Underwriting File	The net cash flow for 2017, as stated in the Underwriting File.	1.00
159	Most Recent Date (if past 2017)	Underwriting File	The date of the most recent cash flow, as stated in the “most recent period” column of the Underwriting File.	None
160	Most Recent # of months	Underwriting File	The number of months correlated with the Most Recent Date (if past 2017), as stated in the “most recent period” column of the Underwriting File.	None
161	Most Recent Description	Underwriting File	The description of the Most Recent # of months, as stated in the “most recent period” column of the Underwriting File.	None
162	Most Recent EGI (if past 2017) ($)	Underwriting File	The effective gross income, as stated in the most recent period column of the Underwriting File.	1.00
163	Most Recent Expenses (if past 2017) ($)	Underwriting File	The total expenses, as stated in the most recent period column of the Underwriting File.	1.00
164	Most Recent NOI (if past 2017) ($)	Underwriting File	The net operating income, as stated in the most recent period column of the Underwriting File.	1.00
165	Most Recent NCF (if past 2017) ($)	Underwriting File	The net cash flow, as stated in the most recent period column of the Underwriting File.	1.00

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Commercial Mortgage Pass-Through Certificates, Series 2018-3PCK Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Logic or formula	Tolerance Levels
166	Underwritten EGI ($)	Underwriting File	The effective gross income, as stated in the underwritten column of the Underwriting File.	1.00
167	Underwritten Expenses ($)	Underwriting File	The total expenses, as stated in the underwritten column of the Underwriting File.	1.00
168	Underwritten Net Operating Income ($)	Underwriting File	The net operating income, as stated in the underwritten column of the Underwriting File.	1.00
169	Underwritten NOI DSCR (x)	Calculation	Computation in which the respective loan's Underwritten Net Operating Income ($) was divided by the corresponding Trust Annual Debt Service.	0.01x
170	Underwritten NOI Debt Yield	Calculation	Computation in which the respective loan's Underwritten Net Operating Income ($) was divided by the corresponding Cut-off Date Balance ($).	0.00
171	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	The underwritten FF&E reserves, as stated in the Underwriting File. $0, if none listed.	1.00
172	Underwritten TI / LC ($)	Underwriting File	The underwritten TI/LC reserves, as stated in the Underwriting File. $0, if none listed.	1.00
173	Underwritten Other Reserve ($)	Underwriting File	The underwritten other reserves, as stated in the Underwriting File. $0, if none listed.	1.00
174	Underwritten Net Cash Flow ($)	Underwriting File	The net operating income, as stated in the “underwritten column” of the Underwriting File.	1.00
175	Underwritten NCF DSCR (x)	Calculation	Computation in which the respective loan's Underwritten Net Cash Flow ($) was divided by the corresponding Trust Annual Debt Service.	0.01x
176	Underwritten NCF Debt Yield	Calculation	Computation in which the respective loan's Underwritten Net Cash Flow ($) was divided by the corresponding Cut-off Date Balance ($).	0.01%
177	Upfront RE Tax Reserve ($)	Closing Statement, Loan Agreement	Upfront real estate tax reserves, as stated in the Loan Agreement or Closing Statement. $0, if none listed.	1.00
178	Ongoing RE Tax Reserve ($)	Closing Statement, Loan Agreement	Monthly required real estate tax reserves, as stated in the Loan Agreement or Closing Statement. $0, if none listed.	1.00
179	Upfront Insurance Reserve ($)	Closing Statement, Loan Agreement	Upfront insurance reserves, as stated in the Loan Agreement or Closing Statement. $0, if none listed.	1.00
180	Ongoing Insurance Reserve ($)	Closing Statement, Loan Agreement	Monthly required insurance reserves, as stated in the Loan Agreement or Closing Statement. $0, if none listed.	1.00
181	Upfront Replacement Reserve ($)	Closing Statement, Loan Agreement	Upfront replacement reserves, as stated in the Loan Agreement or Closing Statement. $0, if none listed.	1.00

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Commercial Mortgage Pass-Through Certificates, Series 2018-3PCK Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Logic or formula	Tolerance Levels
182	Ongoing Replacement Reserve ($)	Closing Statement, Loan Agreement	Monthly required replacement reserves, as stated in the Loan Agreement or Closing Statement. $0, if none listed.	1.00
183	Replacement Reserve Caps ($)	Closing Statement, Loan Agreement	The replacement reserve cap, as stated in the Loan Agreement or Closing Statement. $0 if none listed.	1.00
184	Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement	Upfront TI/LC reserves, as stated in the Loan Agreement or Closing Statement. $0, if none listed.	1.00
185	Ongoing TI/LC Reserve ($)	Closing Statement, Loan Agreement	Monthly required TI/LC reserves, as stated in the Loan Agreement or Closing Statement. $0, if none listed.	1.00
186	TI/LC Caps ($)	Closing Statement, Loan Agreement	The TI/LC cap, as stated in the Loan Agreement or Closing Statement. $0, if none listed.	1.00
187	Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement	Upfront debt service reserves, as stated in the Loan Agreement or Closing Statement. $0, if none listed.	1.00
188	Ongoing Debt Service Reserve ($)	Closing Statement, Loan Agreement	Monthly required debt service reserves, as stated in the Loan Agreement or Closing Statement. $0, if none listed.	1.00
189	Upfront Deferred Maintenance Reserve ($)	Closing Statement, Loan Agreement	Upfront repair reserves, as stated in the Loan Agreement or Closing Statement. $0, if none listed.	1.00
190	Ongoing Deferred Maintenance Reserve ($)	Closing Statement, Loan Agreement	Monthly required deferred maintenance reserves, as stated in the Loan Agreement or Closing Statement. $0, if none listed.	1.00
191	Upfront Environmental Reserve ($)	Closing Statement, Loan Agreement	Upfront environmental reserves, as stated in the Loan Agreement or Closing Statement. $0, if none listed.	1.00
192	Ongoing Environmental Reserve ($)	Closing Statement, Loan Agreement	Monthly required environmental reserves, as stated in the Loan Agreement or Closing Statement. $0, if none listed.	1.00
193	Upfront Other Reserve ($)	Closing Statement, Loan Agreement	Upfront other reserves, as stated in the Loan Agreement or Closing Statement. $0, if none listed.	1.00
194	Ongoing Other Reserve ($)	Closing Statement, Loan Agreement	Monthly required other reserves, as stated in the Loan Agreement or Closing Statement. $0, if none listed.	1.00
195	Other Reserve Description	Closing Statement, Loan Agreement	Description of Upfront Other Reserve ($), as stated in the Loan Agreement or Closing Statement. “NAP”, if none listed.	None
196	Letter of Credit?	Loan Agreement	“Yes”, if letter of credit exists. “No”, if no letter of credit is stated in the Loan Agreement.	None
197	Letter of Credit Balance	Loan Agreement	Letter of credit dollar amount stated in the Loan Agreement. $0, if no letter of credit is stated in the Loan Agreement.	1.00
198	Letter of Credit Description	Loan Agreement	Letter of credit description, as stated in the Loan Agreement. “NAP”, if no letter of credit is stated in the Loan Agreement.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-3PCK Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Logic or formula	Tolerance Levels
199	Release Provisions (Y/N)	Loan Agreement	“Yes”, if release provisions exist, as stated in the Loan Agreement; otherwise “No”.	None
200	Loan Purpose	Closing Statement	The loan purpose, as shown in the Settlement Statement.	None
201	Borrower Name	Loan Agreement	The borrower name, as stated in the Loan Agreement.	None
202	Tenant In Common (Yes/No)?	Loan Agreement	“Yes”, when there is a tenancy in common stated in the Loan Agreement. “No”, when there is no tenancy in common stated in the Loan Agreement.	None
203	Sponsor	Loan Agreement	The sponsor name, as defined in the Loan Agreement.	None
204	Carve-out Guarantor	Guaranty Agreement	The guarantor name, as defined in the Guaranty Agreement.	None
205	Recourse	Loan Agreement	“No”, if base recourse is stated as 0% in the Loan Agreement, otherwise “Yes”.	None
206	Related Group	Loan Agreement	“NAP”, if no related borrowers.	None
207	Single Purpose Borrower (Y/N)	Loan Agreement	“Yes”, if the borrower is a Single Purpose Entity, as stated in the Loan Agreement; otherwise, “No”.	None
208	Property Manager	Management Agreement	The management company, as stated in the Assignment of Management Agreement.	None
209	Prior Securitizations	Trepp	Prior securitizations of the loan, as stated on Trepp.	None
210	Exit Fee	Loan Agreement	The fee associated with exiting the respective loan. “None”, if no fee is required.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-3PCK Specified Attributes Provided by the Company (not subject to procedures)	EXHIBIT B

Below is a list of the Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents as part of our procedures enumerated in Exhibit A.

#	Specified Attributes by the Company (not subject to procedures)
1	Cut-off Date
2	Control Number
3	Loan / Property Flag
4	Loan Number
5	Property Name
6	Assumed LIBOR

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	17